INDEPENDENCE ONE MUTUAL FUNDS

     Supplement to the Combined Class A Shares/Class B Shares Prospectus dated June 30, 2001, the Combined Class A Shares/Trust Shares Prospectus dated June
30, 2001 and the Combined Class K Shares/Class Y Shares Prospectus dated June 30, 2001



     Effective July 23, 2001, State Street Bank and Trust Company will replace Michigan National Bank as Custodian for the Independence One Mutual Funds. Accordingly, please make the following change to your Prospectuses.

     On page 26 of the Combined Class A Shares/Class B Shares Prospectus, pages 24-25 of the Combined Class A Shares/Trust Shares Prospectus and page 14 of the Combined Class K Shares/Class Y Shares Prospectus, please replace the language in the "By Wire" section with the following language:

"By Wire

     Place your order with an investment professional or call 1-800-334-2292 and send your wire to:


State Street Bank and Trust Company
Boston, Massachusetts
Dollar Amount of Wire
ABA Number: 011000028
Account Number: 3481-156-2
Michigan National Deposit DDA
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number


     You cannot purchase Shares by wire on holidays when wire transfers are restricted."


                                                                   July 23, 2001


Federated Securities Corp., Distributor

Cusip 453777799         Cusip 453777302
Cusip 453777823         Cusip 453777401
Cusip 453777831         Cusip 453777708
Cusip 453777849         Cusip 453777203
Cusip 453777815         Cusip 453777864
Cusip 453777807         Cusip 453777872
Cusip 453777781         Cusip 453777773

2090125 (7/01)



INDEPENDENCE ONE MUTUAL FUNDS


     Supplement to the Combined Class A Shares/Class B Shares Statement of Additional Information dated June 30, 2001 and the Combined Class A Shares/Trust Shares/Class K Shares/Class Y Shares Statement of Additional Information dated June 30, 2001



     Effective July 23, 2001, State Street Bank and Trust Company will replace Michigan National Bank as Custodian for the Independence One Mutual Funds. Accordingly, please make the following changes to your Statements of Additional Information.

1. On page 22 of the Combined Class A Shares/Class B Shares Statement of Additional Information and page 25 of the Combined Class A Shares/Trust Shares/Class K Shares/Class Y Shares Statement of Additional Information, please replace the language in the "Custodian" section with the following language:

"Custodian

     State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Funds. Foreign instruments purchased by the Funds are held by foreign banks participating in a network coordinated by State Street Bank."


2. On the back cover pages of the Combined Class A Shares/Class B Shares Statement of Additional Information and the Combined Class A Shares/Trust Shares/Class K Shares/ Class Y Shares Statement of Additional Information, please change the address of the Custodian to the following:



"Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, Massachusetts 02266-8600"

                                                                   July 23, 2001


Federated Securities Corp., Distributor

Cusip 453777799         Cusip 453777302
Cusip 453777823         Cusip 453777401
Cusip 453777831         Cusip 453777708
Cusip 453777849         Cusip 453777203
Cusip 453777815         Cusip 453777864
Cusip 453777807         Cusip 453777872
Cusip 453777781         Cusip 453777773

2090126 (7/01)